Investment in an Associate (Tables)	12 Months Ended
Dec. 31, 2025
Investment in an Associate [Abstract]
Schedule of Investment in Associate
	As of December 31, 2025	As of December 31, 2025
	RM	Convenience Translation USD
Shares at cost	1,916,650	471,965
Share of post-acquisition reserves	7,125	1,755
	1,923,775	473,720

Schedule of Details of Associate

Details of associate is as follows:

	Percentage of effective ownership
	December 31,
Name	2025	2024	Place of incorporation	Principal activities
	%	%
RL Solar Assets Sdn. Bhd. (Formerly known as RL Sunseap Energy Sdn. Bhd.)	49	—	Malaysia	Renewable energy business

Schedule of Summarised Financial Information of the Associate

The summarised financial information of the associate is as follows:

	As of December 31, 2025	As of December 31, 2025
	RM	Convenience Translation USD
Carrying amount	1,916,650	471,965

Share of results:
Group’s share of profit from continuing operations	7,125	1,755
Group’s share of total comprehensive income	7,125	1,755